Borrowings (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Principal amount		$ 2,994,916	$ 3,235,928	$ 4,597,016
Carrying Value		2,674,273	2,649,895	3,337,479
Mortgage notes payable
Debt Instrument [Line Items]
Principal amount		2,110,623	2,113,334	1,015,670
Carrying Value		2,110,623	2,113,334	1,015,670
Mortgage notes payable | Non-VIE financing
Debt Instrument [Line Items]
Principal amount			2,113,334	787,224
Carrying Value			2,113,334	787,224
Mortgage notes payable | Manufactured housing communities
Debt Instrument [Line Items]
Principal amount		1,124,899	1,124,899	236,900
Carrying Value		1,124,899	1,124,899	236,900
Mortgage notes payable | Healthcare
Debt Instrument [Line Items]
Principal amount		477,171	478,494	279,825
Carrying Value		477,171	478,494	279,825
Mortgage notes payable | Healthcare | Wakefield Portfolio
Debt Instrument [Line Items]
Variable rate basis		three-month LIBOR	three-month LIBOR	three-month LIBOR
Interest rate added to variable rate (as a percent)		5.95%	5.95%	5.95%
Mortgage notes payable | Healthcare | Lancaster, OH
Debt Instrument [Line Items]
Variable rate basis		one-month LIBOR	one-month LIBOR	one-month LIBOR
Interest rate added to variable rate (as a percent)		5.00%	5.00%	5.00%
Mortgage notes payable | Healthcare | Minnesota Portfolio
Debt Instrument [Line Items]
Variable rate basis		LIBOR	LIBOR	LIBOR
Interest rate added to variable rate (as a percent)		3.00%	3.00%	3.00%
Mortgage notes payable | Healthcare | Healthcare Preferred
Debt Instrument [Line Items]
Variable rate basis			LIBOR	LIBOR
Interest rate added to variable rate (as a percent)			7.75%	7.75%
Mortgage notes payable | Healthcare | Indiana Portfolio(10)
Debt Instrument [Line Items]
Variable rate basis			LIBOR	LIBOR
Interest rate added to variable rate (as a percent)			4.50%	4.50%
Mortgage notes payable | Net lease
Debt Instrument [Line Items]
Principal amount		263,998	265,386	270,499
Carrying Value		263,998	265,386	270,499
Mortgage notes payable | Multifamily
Debt Instrument [Line Items]
Principal amount		244,555	244,555
Carrying Value		244,555	244,555
Mortgage notes payable | REO
Debt Instrument [Line Items]
Principal amount				228,446
Carrying Value				228,446
Mortgage notes payable | REO | Phoenix, AZ
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				211,921
Carrying Value				211,921
Mortgage notes payable | REO | Austin, TX
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				16,525
Carrying Value				16,525
Mortgage notes payable | MH 1 Senior Mortgage | Manufactured housing communities
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		4.387%	4.387%	4.387%
Principal amount		236,900	236,900	236,900
Carrying Value		236,900	236,900	236,900
Number of non-recourse mortgage notes (notes)		2	2
Weighted average financing cost (as a percent)		4.387%	4.387%
Mortgage notes payable | MH 2 Senior Mortgage | Manufactured housing communities
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		4.016%	4.016%	4.016%
Principal amount		639,999	639,999
Carrying Value		639,999	639,999
Number of non-recourse mortgage notes (notes)		8	8
Weighted average financing cost (as a percent)		4.016%	4.016%
Mortgage notes payable | MH 3 Senior Mortgages (7) | Manufactured housing communities
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		4.915%	4.915%
Principal amount		248,000	248,000
Carrying Value		248,000	248,000
Number of non-recourse mortgage notes (notes)		3	3
Weighted average financing cost (as a percent)		4.915%	4.915%
Mortgage notes payable | 5.94% Non-recourse Note Payable, Due January 14 | Healthcare | Hillsboro, OR
Debt Instrument [Line Items]
Contractual interest rate (as a percent)			5.94%	5.94%
Principal amount				31,650
Carrying Value				31,650
Mortgage notes payable | LIBOR Plus 5.95% Non-recourse Note Payable, Due March 15 | Healthcare | Wakefield Portfolio
Debt Instrument [Line Items]
Principal amount		55,507	55,768	56,717
Carrying Value		55,507	55,768	56,717
Mortgage notes payable | 6.00% Non-recourse Note Payable, Due March 16 | Healthcare | Ohio Portfolio
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.00%	6.00%	6.00%
Principal amount		20,426	20,496	20,747
Carrying Value		20,426	20,496	20,747
Mortgage notes payable | LIBOR Plus 5.00% Non-recourse Note Payable, Due March 16 | Healthcare | Lancaster, OH
Debt Instrument [Line Items]
Principal amount		4,384	4,399	4,453
Carrying Value		4,384	4,399	4,453
Mortgage notes payable | 6.99% Non-recourse Note Payable, Due January 17 | Healthcare | Wilkinson Portfolio
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.99%	6.99%	6.99%
Principal amount		152,066	152,772	155,332
Carrying Value		152,066	152,772	155,332
Mortgage notes payable | 7.09% Non-recourse Note Payable, Due January 17 | Healthcare | Tuscola/Harrisburg
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		7.09%	7.09%	7.09%
Principal amount		7,511	7,545	7,667
Carrying Value		7,511	7,545	7,667
Mortgage notes payable | 5.89% Non-recourse Note Payable, Due May 17 | Healthcare | East Arlington, TX
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.89%	5.89%	5.89%
Principal amount		3,196	3,209	3,259
Carrying Value		3,196	3,209	3,259
Mortgage notes payable | LIBOR Plus 3.00% Non-recourse Note Payable, Due May 18 | Healthcare | Minnesota Portfolio
Debt Instrument [Line Items]
Principal amount		37,951	38,175
Carrying Value		37,951	38,175
Number of optional extensions to initial term (extension)		2	2
Optional extension period of initial maturity date		1 year	1 year
Mortgage notes payable | LIBOR Plus 7.75% Percent Non-recourse Note Payable, Due July 21 | Healthcare | Healthcare Preferred
Debt Instrument [Line Items]
Variable rate basis		LIBOR	LIBOR
Interest rate added to variable rate (as a percent)		7.75%	7.75%
Principal amount		75,000	75,000
Carrying Value		75,000	75,000
Mortgage notes payable | LIBOR Plus 4.50% Non-recourse Note Payable, Due September 21 | Healthcare | Indiana Portfolio(10)
Debt Instrument [Line Items]
Variable rate basis		LIBOR	LIBOR
Interest rate added to variable rate (as a percent)		4.50%	4.50%
Principal amount		121,130	121,130
Carrying Value		121,130	121,130
Mortgage notes payable | 7.34% Non-recourse Note Payable, Due June 14 | Net lease | South Portland, ME
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		7.34%	7.34%	7.34%
Principal amount		3,758	3,819	4,051
Carrying Value		3,758	3,819	4,051
Mortgage notes payable | 6.41% Non-recourse Note Payable, Due January 15 | Net lease | Fort Wayne, IN
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.41%	6.41%	6.41%
Principal amount		2,992	3,019	3,123
Carrying Value		2,992	3,019	3,123
Mortgage notes payable | 5.85% Non-recourse Note Payable, Due January 15 | Net lease | Reading, PA 1
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.58%	5.58%	5.58%
Principal amount		12,684	12,765	13,073
Carrying Value		12,684	12,765	13,073
Mortgage notes payable | 6.00% Non-recourse Note Payable, Due January 15 | Net lease | Reading, PA 2
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.00%	6.00%	6.00%
Principal amount		5,000	5,000	5,000
Carrying Value		5,000	5,000	5,000
Mortgage notes payable | 5.37% Non-recourse Note Payable, Due October 15 | Net lease | EDS Portfolio
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.37%	5.37%	5.37%
Principal amount		43,443	43,682	44,575
Carrying Value		43,443	43,682	44,575
Mortgage notes payable | 5.85% Non-recourse Note Payable, Due February 16 | Net lease | Keene, NH
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.85%	5.85%	5.85%
Principal amount		6,203	6,237	6,353
Carrying Value		6,203	6,237	6,353
Mortgage notes payable | 5.68% Non-recourse Note Payable, Due April 16 | Net lease | Green Pond, NJ
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.68%	5.68%	5.68%
Principal amount		16,019	16,095	16,374
Carrying Value		16,019	16,095	16,374
Mortgage notes payable | 6.22% Non-recourse Note Payable, Due July 16 | Net lease | Aurora, CO
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.22%	6.22%	6.22%
Principal amount		31,101	31,232	31,713
Carrying Value		31,101	31,232	31,713
Mortgage notes payable | 6.17% Non-recourse Note Payable, Due October 16 | Net lease | DSG Portfolio
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.17%	6.17%	6.17%
Principal amount		31,576	31,729	32,296
Carrying Value		31,576	31,729	32,296
Mortgage notes payable | 6.06% Non-recourse Note Payable, Due February 17 | Net lease | Indianapolis, IN
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.06%	6.06%	6.06%
Principal amount		26,484	26,600	27,022
Carrying Value		26,484	26,600	27,022
Mortgage notes payable | 5.95% Non-recourse Note Payable, Due March 17 | Net lease | Milpitas, CA
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.95%	5.95%	5.95%
Principal amount		19,905	20,055	20,616
Carrying Value		19,905	20,055	20,616
Mortgage notes payable | 5.63% Non-recourse Note Payable, Due April 17 | Net lease | Fort Mill, SC 1
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.63%	5.63%	5.63%
Principal amount		27,700	27,700	27,700
Carrying Value		27,700	27,700	27,700
Mortgage notes payable | 6.21% Non-recourse Note Payable, Due April 17 | Net lease | Fort Mill, SC 2
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.21%	6.21%	6.21%
Principal amount		1,365	1,464	1,827
Carrying Value		1,365	1,464	1,827
Mortgage notes payable | 5.16% Non-recourse Note Payable, Due September 17 | Net lease | Salt Lake City, UT
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.16%	5.16%	5.16%
Principal amount		13,562	13,689	14,133
Carrying Value		13,562	13,689	14,133
Mortgage notes payable | 6.48% Non-recourse Note Payable, Due December 17 | Net lease | Columbus, OH
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		6.48%	6.48%	6.48%
Principal amount		22,206	22,300	22,643
Carrying Value		22,206	22,300	22,643
Mortgage notes payable | MF Property 1 Senior Mortgage | Multifamily
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		4.03%		3.996%
Principal amount		158,417
Carrying Value		158,417
Number of non-recourse mortgage notes (notes)		7
Weighted average financing cost (as a percent)		4.03%
Mortgage notes payable | MF Properties 2 Senior Mortgage | Multifamily
Debt Instrument [Line Items]
Contractual interest rate (as a percent)			4.03%	4.03%
Principal amount			158,417
Carrying Value			158,417
Number of non-recourse mortgage notes (notes)			7
Weighted average financing cost (as a percent)			4.03%
Mortgage notes payable | MF Properties 2 Senior Mortgage - maturing in May 2023 | Multifamily
Debt Instrument [Line Items]
Number of non-recourse mortgage notes (notes)			5
Mortgage notes payable | MF Properties 2 Senior Mortgage - maturing in July 2023 | Multifamily
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		4.28%
Principal amount		46,538	46,538
Carrying Value		46,538	46,538
Number of non-recourse mortgage notes (notes)		2	2
Weighted average financing cost (as a percent)		4.28%
Mortgage notes payable | MF Properties 3 Senior Mortgage | Multifamily
Debt Instrument [Line Items]
Contractual interest rate (as a percent)			4.28%	4.28%
Principal amount			46,538
Carrying Value			46,538
Number of non-recourse mortgage notes (notes)			2
Weighted average financing cost (as a percent)			4.28%
Mortgage notes payable | CMBS Facility
Debt Instrument [Line Items]
Contractual interest rate (as a percent)			1.65%	1.65%
Mortgage notes payable | ERROR in label resolution. | Multifamily
Debt Instrument [Line Items]
Number of non-recourse mortgage notes (notes)		5
Mortgage notes payable | ERROR in label resolution. | Multifamily
Debt Instrument [Line Items]
Number of non-recourse mortgage notes (notes)		2
CDO Bonds Payable
Debt Instrument [Line Items]
Principal amount		739,926	970,219	3,371,753
Carrying Value		419,253	384,183	2,112,441
CDO Bonds Payable | N-Star I
Debt Instrument [Line Items]
Variable rate basis		three-month LIBOR	three-month LIBOR	three-month LIBOR
Interest rate added to variable rate (as a percent)		4.26%	4.26%	4.26%
Principal amount		37,723	37,754	106,648
Carrying Value		35,107	34,886	100,429
CDO Bonds Payable | N-Star II
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				82,694
Carrying Value				69,089
CDO Bonds Payable | N-Star III
Debt Instrument [Line Items]
Variable rate basis		one-month LIBOR	one-month LIBOR	one-month LIBOR
Interest rate added to variable rate (as a percent)		1.66%	1.66%	1.66%
Principal amount		99,814	100,022	148,232
Carrying Value		49,963	46,090	60,806
CDO Bonds Payable | N-Star IV
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				181,353
Carrying Value				149,112
CDO Bonds Payable | N-Star V
Debt Instrument [Line Items]
Variable rate basis			one-month LIBOR	one-month LIBOR
Interest rate added to variable rate (as a percent)			0.92%	0.92%
Principal amount			202,899	263,738
Carrying Value			80,897	107,823
CDO Bonds Payable | N-Star VI
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				284,623
Carrying Value				221,306
CDO Bonds Payable | N-Star VII
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				240,586
Carrying Value				93,689
CDO Bonds Payable | N-Star VIII
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				562,367
Carrying Value				413,281
CDO Bonds Payable | N-Star IX
Debt Instrument [Line Items]
Variable rate basis		one-month LIBOR	one-month LIBOR	one-month LIBOR
Interest rate added to variable rate (as a percent)		0.40%	0.40%	0.40%
Principal amount		602,389	629,544	674,723
Carrying Value		334,183	222,310	244,248
CDO Bonds Payable | CSE CDO
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				694,863
Carrying Value				539,687
CDO Bonds Payable | Cap Lease CDO
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				131,926
Carrying Value				112,971
Securitization bonds payable
Debt Instrument [Line Items]
Principal amount		82,337	82,337	98,131
Carrying Value		82,367	82,340	98,005
Securitization bonds payable | Securitization 2012-1
Debt Instrument [Line Items]
Variable rate basis		one-month LIBOR	one-month LIBOR	one-month LIBOR
Interest rate added to variable rate (as a percent)	1.63%	1.62%	1.62%	1.62%
Principal amount		82,337	82,337	98,131
Carrying Value		82,367	82,340	98,005
Secured term loans
Debt Instrument [Line Items]
Principal amount				14,664
Carrying Value				14,664
Secured term loans | Term Asset-Backed Securities Loan Facility
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				0.00%
Principal amount				14,664
Carrying Value				14,664
Credit facility
Debt Instrument [Line Items]
Principal amount		62,030	70,038	61,088
Carrying Value		62,030	70,038	61,088
Credit facility | CMBS Facility
Debt Instrument [Line Items]
Principal amount				31,238
Carrying Value				31,238
Credit facility | Loan Facility
Debt Instrument [Line Items]
Variable rate basis				one-month LIBOR
Principal amount				15,000
Carrying Value				15,000
Credit facility | Loan Facility 1
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		5.16%		5.19%
Principal amount		14,850	14,850	14,850
Carrying Value		14,850	14,850	14,850
Number of optional extensions to initial term (extension)		3	3
Optional extension period of initial maturity date		1 year	1 year
Credit facility | Loan Facility 1 | Minimum
Debt Instrument [Line Items]
Interest rate added to variable rate (as a percent)		3.95%	3.95%
Credit facility | Loan Facility 1 | Maximum
Debt Instrument [Line Items]
Interest rate added to variable rate (as a percent)		5.95%	5.95%
Credit facility | Loan Facility 2
Debt Instrument [Line Items]
Contractual interest rate (as a percent)		3.36%	5.19%	3.48%
Variable rate basis			one-month LIBOR	one-month LIBOR
Principal amount		47,180	55,188
Carrying Value		47,180	55,188
Number of optional extensions to initial term (extension)		3	4
Optional extension period of initial maturity date		1 year	1 year
Credit facility | Loan Facility 2 | Minimum
Debt Instrument [Line Items]
Interest rate added to variable rate (as a percent)		2.50%	2.50%
Credit facility | Loan Facility 2 | Maximum
Debt Instrument [Line Items]
Interest rate added to variable rate (as a percent)		5.00%	5.00%
Exchangeable senior notes
Debt Instrument [Line Items]
Principal amount		481,118
Exchangeable senior notes | 11.50% Notes
Debt Instrument [Line Items]
Contractual interest rate (as a percent)				11.50%
Principal amount				35,710
Carrying Value				$ 35,611
Junior Subordinated Notes | Trust V
Debt Instrument [Line Items]
Variable rate basis		LIBOR	LIBOR	LIBOR
Interest rate added to variable rate (as a percent)		2.70%	2.70%	2.70%
Junior Subordinated Notes | Trust VI
Debt Instrument [Line Items]
Variable rate basis		LIBOR	LIBOR	LIBOR
Interest rate added to variable rate (as a percent)		2.90%	2.90%	2.90%
Junior Subordinated Notes | Trust VII
Debt Instrument [Line Items]
Variable rate basis		LIBOR	LIBOR	LIBOR
Interest rate added to variable rate (as a percent)		2.50%	2.50%	2.50%
Junior Subordinated Notes | Trust VIII
Debt Instrument [Line Items]
Variable rate basis		LIBOR	LIBOR	LIBOR
Interest rate added to variable rate (as a percent)		2.70%	2.70%	2.70%
Junior Subordinated Notes | Trust I
Debt Instrument [Line Items]
Variable rate basis			three-month LIBOR	three-month LIBOR
Junior Subordinated Notes | Trust II
Debt Instrument [Line Items]
Variable rate basis			three-month LIBOR	three-month LIBOR
Junior Subordinated Notes | Trust III
Debt Instrument [Line Items]
Variable rate basis			three-month LIBOR	three-month LIBOR
Junior Subordinated Notes | Trust IV
Debt Instrument [Line Items]
Variable rate basis			three-month LIBOR	three-month LIBOR